Principal accounting policies - Impairment of Goodwill (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2021
Principal accounting policies
Goodwill	$ 0	$ 81,674,000
Marketing solutions
Principal accounting policies
Impairment of goodwill	53,024,000
Enterprise solutions
Principal accounting policies
Impairment of goodwill	$ 27,113,000